UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10427
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Multi-Advisor International Value Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)(c)

Issuer	Shares		Value(a)
Australia (3.8%)
Alumina Ltd.	665,320	(d)	$1,594,599
Australia & New Zealand Banking Group Ltd.	80,400		1,905,743
BHP Billiton Ltd.	48,000	(d)	2,135,775
Commonwealth Property Office Fund	3,504,540		3,042,629
David Jones Ltd.	300,128	(d)	1,419,358
Incitec Pivot Ltd.	223,500		962,617
National Australia Bank Ltd.	279,221		6,890,722
Newcrest Mining Ltd.	88,507		3,278,642
Telstra Corp., Ltd.	448,600		1,255,252
Transfield Services Ltd.	737,830		2,300,131

Total			24,785,468

Austria (0.3%)
OMV AG	49,500		2,192,485

Belgium (1.8%)
Belgacom SA	90,084		3,234,304
Delhaize Group SA	67,651		5,322,112
KBC Groep NV	72,499	(b,d)	2,901,341

Total			11,457,757

Brazil (1.4%)
Banco do Brasil SA	79,300		1,415,952
Centrais Eletricas Brasileiras SA, ADR	159,459	(d)	2,624,695
Embraer	209,900		1,702,675
Vale SA, ADR	106,700	(d)	3,305,566

Total			9,048,888

Canada (6.8%)
Agrium, Inc.	14,500		1,281,405
Barrick Gold Corp.	128,926		6,125,275
Kinross Gold Corp.	255,210		4,246,695
Lundin Mining Corp.	202,200	(b)	1,448,181
Magna International, Inc. Cl A	38,700		2,260,303
Morguard Real Estate Investment Trust	57,500		841,449
National Bank of Canada	42,200	(d)	2,942,745
Nexen, Inc.	428,976		10,782,367
Northern Property Real Estate Investment Trust Unit	38,300		1,074,665
Pason Systems, Inc.	144,000		2,056,937
Penn West Petroleum Ltd.	105,571		2,888,412
Suncor Energy, Inc.	164,261		6,813,821
The Toronto-Dominion Bank	12,900		965,921
Yellow Media, Inc.	119,500	(d)	731,730

Total			44,459,906

Denmark (0.3%)
Christian Hansen Holding A/S	7,078		150,245
Danske Bank A/S	70,300	(b)	1,884,795

Total			2,035,040

Issuer	Shares		Value(a)
Finland (0.5%)
Nokia OYJ, ADR	320,751	(d)	3,432,036

France (12.8%)
Alcatel-Lucent	764,453	(b,d)	2,546,645
Areva SA	35,900	(d)	1,756,534
Arkema SA	8,685		603,767
BNP Paribas	48,990		3,655,342
Boiron SA	18,608	(d)	723,823
Bouygues SA	156,300		7,254,311
Cap Gemini SA	86,700		4,360,262
Carrefour SA	88,071		4,304,223
Cie Generale de Geophysique-Veritas	75,200	(b,d)	2,277,088
EDF SA	93,577		4,120,720
Euler Hermes SA	7,628	(b)	701,576
Fimalac	8,621	(d)	374,439
France Telecom SA	223,900		4,881,687
IPSOS	31,987	(d)	1,550,445
Lagardere SCA	94,782	(d)	4,211,948
Mersen	38,473		2,029,279
Neopost SA	32,486	(d)	2,937,873
Nexans SA	32,028	(d)	2,568,554
PPR	11,400		1,818,039
Renault SA	72,800	(b)	4,757,424
Rubis	6,377		740,588
Sanofi-Aventis SA	116,703		7,973,182
Societe Generale	130,701		8,439,613
Thales SA	89,205	(d)	3,312,978
Vivendi SA	206,570		5,903,309

Total			83,803,649

Germany (6.8%)
Allianz SE	78,821		10,953,100
Bayer AG	38,100		2,812,359
Bilfinger Berger SE	26,984		2,386,649
E.ON AG	226,500		7,554,046
ElringKlinger AG	28,745		920,574
Fielmann AG	11,803	(d)	1,070,577
GFK SE	24,702		1,279,695
MTU Aero Engines Holding AG	16,759		1,181,559
Muenchener Rueckversicherungs AG	28,200		4,419,099
QIAGEN NV	64,304	(b)	1,184,523
Rational AG	4,441		907,505
Siemens AG	27,502	(d)	3,524,421
Symrise AG	93,978		2,661,966
ThyssenKrupp AG	66,300	(d)	2,686,326
Wincor Nixdorf AG	13,985	(d)	1,065,682

Total			44,608,081

Hong Kong (1.6%)
AMVIG Holdings Ltd.	1,671,000		1,248,983
Arts Optical International Holdings	934,000		428,874
ASM Pacific Technology Ltd.	105,700	(d)	1,268,002
Esprit Holdings Ltd.	611,100	(d)	2,913,503
Fong’s Industries Co., Ltd.	262,000		177,035
New World Development Ltd.	1,542,000		2,945,426
Pacific Basin Shipping Ltd.	1,906,000		1,241,565

Total			10,223,388

Issuer	Shares		Value(a)
India (0.3%)
Tata Steel Ltd.	118,400		1,654,939

Ireland (0.1%)
Glanbia PLC	155,981		843,077

Italy (3.4%)
ENI SpA	212,400		5,027,149
Saras SpA	421,589	(b)	1,038,611
Telecom Italia RSP	5,779,127		6,878,761
Telecom Italia SpA	3,202,200		4,547,398
UniCredit SpA	1,980,897		4,910,188

Total			22,402,107

Japan (25.1%)
Aeon Co., Ltd.	52,300	(d)	657,951
Ariake Japan Co., Ltd.	59,800		1,005,148
Asahi Breweries Ltd.	165,500		3,106,741
Asahi Glass Co., Ltd.	341,000		4,257,879
Bridgestone Corp.	28,700		551,514
Coca-Cola West Co., Ltd.	257,900		4,704,991
Dai Nippon Printing Co., Ltd.	380,000	(d)	5,199,117
East Japan Railway Co.	32,700		2,159,697
FCC Co., Ltd.	102,700		2,331,696
FUJIFILM Holdings Corp.	96,900		3,506,783
Fujitsu Ltd.	227,000		1,414,117
Hogy Medical Co., Ltd.	37,500		1,713,156
Horiba Ltd.	59,300		1,636,428
ITOCHU Corp.	163,500		1,779,419
Japan Tobacco, Inc.	1,137		4,276,682
JFE Holdings, Inc.	121,500		3,910,409
JS Group Corp.	118,000		2,578,500
Kao Corp.	67,800		1,773,221
KDDI Corp.	78		439,028
Konami Corp.	63,900		1,279,134
Konica Minolta Holdings, Inc.	240,000		2,319,028
Mabuchi Motor Co., Ltd.	67,500	(d)	3,326,374
Miraca Holdings, Inc.	37,700		1,441,263
Mitsubishi Corp.	159,200		4,443,821
Mitsubishi Electric Corp.	177,000	(d)	1,956,097
Mitsubishi Gas Chemical Co., Inc.	376,000		2,620,896
Mitsui & Co., Ltd.	282,100		4,761,149
Mitsui Fudosan Co., Ltd.	134,000		2,733,411
Miura Co., Ltd.	27,900		773,964
MS&AD Insurance Group Holdings	144,300		3,439,172
Namco Bandai Holdings, Inc.	70,900		776,711
NGK Spark Plug Co., Ltd.	175,000		2,717,796
Nifco, Inc.	82,300		2,202,077
Nintendo Co., Ltd.	8,800		2,379,101
Nippon Telegraph & Telephone Corp.	125,100		5,803,307
Nippon Telegraph & Telephone Corp., ADR	225,681		5,242,570
Nissan Motor Co., Ltd.	406,500		4,112,275
ORIX Corp.	40,330	(d)	3,984,793
Panasonic Corp.	117,000	(d)	1,607,929
Rohm Co., Ltd.	41,000		2,658,683
Sankyo Co., Ltd.	48,900		2,713,598
Sekisui House Ltd.	264,000		2,571,740
Seven & I Holdings Co., Ltd.	130,200		3,362,171
Sharp Corp.	364,000	(d)	3,784,020

Issuer	Shares		Value(a)
Shimano, Inc.	10,500	(d)	524,350
Shiseido Co., Ltd.	152,900	(d)	3,080,466
Sony Corp.	95,500		3,285,897
SUMCO Corp.	46,600	(b,d)	712,068
Sumitomo Electric Industries Ltd.	265,700		3,861,595
Sumitomo Mitsui Financial Group, Inc.	178,200		6,058,062
Sumitomo Rubber Industries Ltd.	93,200		984,079
Taiyo Holdings Co., Ltd.	25,200		840,241
Takeda Pharmaceutical Co., Ltd.	18,500		891,605
The Sumitomo Trust & Banking Co., Ltd.	347,000		2,092,565
The Tokyo Electric Power Co., Inc.	211,000		5,122,095
Tokyo Gas Co., Ltd.	237,000		1,030,396
Toshiba Corp.	410,000		2,430,424
Toyota Motor Corp.	117,700		4,845,069
Toyota Motor Corp., ADR	33,218	(d)	2,729,855
Ushio, Inc.	52,300		1,059,729
Wacoal Holdings Corp.	245,000	(d)	3,280,706
West Japan Railway Co.	242	(d)	923,774

Total			163,766,533

Kazakhstan (0.2%)
KazMunaiGas Exploration Production, GDR	51,440		1,103,820

Netherlands (2.4%)
Aegon NV	269,600	(b)	1,994,699
Fugro NV-CVA	23,742		1,910,927
Koninklijke Ahold NV	216,900		2,936,924
Koninklijke Boskalis Westminster NV	69,135		3,319,266
Koninklijke DSM NV	30,574		1,809,030
SBM Offshore NV	39,811		948,019
Wolters Kluwer NV	115,527		2,644,290

Total			15,563,155

New Zealand (0.6%)
Auckland International Airport Ltd.	520,793		901,671
Fisher & Paykel Healthcare Corp., Ltd.	725,554		1,781,728
Sky City Entertainment Group Ltd.	472,013		1,196,665

Total			3,880,064

Norway (0.9%)
DnB NOR ASA	101,000		1,392,233
Farstad Shipping ASA	25,797	(d)	772,646
Statoil ASA	73,324		1,781,588
Telenor ASA	140,800		2,170,762

Total			6,117,229

Portugal (0.2%)
EDP-Energias de Portugal SA	258,408		992,320

Russia (1.0%)
Gazprom OAO, ADR	153,849	(d)	4,074,361
Lukoil OAO, ADR	42,900	(d)	2,628,837

Total			6,703,198

Singapore (1.9%)
Ascendas Real Estate Investment Trust	947,000		1,555,475
CapitaMall Trust	1,761,099		2,629,597
Hyflux Ltd.	893,000		1,563,597
SATS Ltd.	867,000		1,890,879
SIA Engineering Co., Ltd.	704,000		2,321,440

Issuer	Shares		Value(a)
SMRT Corp., Ltd.	479,000		765,704
StarHub Ltd.	850,000		1,700,979

Total			12,427,671

South Africa (1.3%)
AngloGold Ashanti Ltd., ADR	91,306	(d)	3,929,810
Gold Fields Ltd.	194,077		3,071,173
Impala Platinum Holdings Ltd.	47,505		1,353,119

Total			8,354,102

South Korea (2.1%)
Hana Financial Group, Inc.	31,200		1,240,280
KB Financial Group, Inc.	21,387		1,103,855
Korea Electric Power Corp., ADR	208,128	(b,d)	2,649,469
LG Electronics, Inc.	17,336		1,813,097
Samsung Electronics Co., Ltd.	2,760		2,423,674
SK Telecom Co., Ltd., ADR	274,177	(d)	4,743,262

Total			13,973,637

Spain (0.2%)
Prosegur Cia de Seguridad SA	17,052		990,125

Sweden (0.2%)
AF AB, Series B	55,638		1,141,777

Switzerland (2.6%)
Clariant AG	68,400	(b)	1,208,606
Novartis AG	116,780		6,500,433
Roche Holding AG	14,900		2,266,617
UBS AG	219,927	(b)	3,944,574
Xstrata PLC	145,500		3,221,244

Total			17,141,474

Taiwan (0.5%)
AU Optronics Corp.	2,195,960	(b)	2,146,407
Lite-On Technology Corp.	433,000		587,357
Pegatron Corp.	330,000	(b)	453,005

Total			3,186,769

Turkey (0.1%)
Turkiye Garanti Bankasi AS	187,200		837,230

United Kingdom (18.8%)
AstraZeneca PLC	283,746		13,828,094
Aviva PLC	619,600		4,404,660
BAE Systems PLC	638,000		3,493,473
Barclays PLC	979,500		4,585,585
Bodycote PLC	199,236		913,608
BP PLC	1,249,400		9,813,598
British American Tobacco PLC	50,700		1,871,730
Cobham PLC	217,529		730,256
Croda International PLC	112,208		2,670,277
De La Rue PLC	174,132		1,861,102
Diploma PLC	235,556		1,088,448
Firstgroup PLC	277,900		1,666,524
GKN PLC	868,300		2,803,493
GlaxoSmithKline PLC	172,223		3,108,457
Greene King PLC	89,877		679,506
Halma PLC	225,951		1,222,396
Imperial Tobacco Group PLC	165,300		4,716,500

Issuer	Shares		Value(a)
Interserve PLC	184,728		802,745
Laird PLC	452,912		1,174,102
Lloyds Banking Group PLC	1,755,000	(b)	1,774,142
Marks & Spencer Group PLC	216,600		1,234,576
Old Mutual PLC	374,200		752,526
Rentokil Initial PLC	763,900	(b)	1,224,177
Rexam PLC	565,992		3,093,684
Rio Tinto PLC	123,200		8,457,445
Rotork PLC	107,334		2,817,453
Royal Dutch Shell PLC, ADR	61,330	(d)	4,328,058
Royal Dutch Shell PLC, Series A	264,611		9,333,770
Serco Group PLC	107,732		950,394
Spectris PLC	88,377		1,912,281
Spirax-Sarco Engineering PLC	16,907		490,054
The Weir Group PLC	138,338		3,510,784
Thomas Cook Group PLC	555,500		1,695,964
TT electronics PLC	324,630		940,833
TUI Travel PLC	629,700		2,550,241
Ultra Electronics Holdings PLC	64,243		1,836,770
Victrex PLC	60,130		1,387,003
Vodafone Group PLC	4,497,777		12,618,329

Total			122,343,038

United States (0.4%)
Axis Capital Holdings Ltd.	73,137		2,602,214

Total Common Stocks (Cost: $574,069,846)			$642,071,177

Preferred Stocks (—%)(c)

Issuer	Shares		Value(a)
France
Areva SA	2,991	(b,d)	$130,633

Total Preferred Stocks (Cost: $128,454)			$130,633

Rights (—%)(c)

Issuer	Shares		Value(a)
France
Areva SA	2	(b,g)	$—

Total Rights (Cost: $—)			$—

Money Market Fund (0.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	5,662,898	(e)	$5,662,898

Total Money Market Fund (Cost: $5,662,898)			$5,662,898

Investments of Cash Collateral Received for Securities on Loan (6.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.5%)
Cancara Asset Securitisation LLC
02-14-11	0.270%	$1,999,685	$1,999,685
Royal Park Investments Funding Corp.
03-08-11	0.410	999,043	999,043

Total			2,998,728

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (0.8%)
Development Bank of Singapore Ltd.
04-26-11	0.400	1,000,000	1,000,000
Landesbank Hessen Thuringen
02-03-11	0.320	2,000,000	2,000,000
Pohjola Bank PLC
03-16-11	0.660	2,000,000	2,000,000

Total			5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.3%)(f)
Barclays Capital, Inc. dated 01-04-11, matures 03-03-11, repurchase price $3,000,904	0.350%	$3,000,000	$3,000,000
Barclays Capital, Inc. dated 10-13-10, matures 03-03-11, repurchase price $2,000,603	0.350	2,000,000	2,000,000
Barclays Capital, Inc. dated 11-04-10, matures 03-03-11, repurchase price $9,002,713	0.350	9,000,000	9,000,000
Citigroup Global Markets, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $4,872,788	0.220	4,872,759	4,872,759
Merrill Lynch Pierce Fenner & Smith, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,031	0.220	5,000,000	5,000,000
Morgan Stanley dated 04-15-10, matures 02-10-11, repurchase price $5,000,556	0.400	5,000,000	5,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $1,000,008	0.300	1,000,000	1,000,000

Total			34,872,759

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $42,871,487)			$42,871,487

Total Investments in Securities (Cost: $622,732,685)(h)			$690,736,195

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.9%	$12,257,711
Auto Components	2.3	14,771,532
Automobiles	2.5	16,444,623
Beverages	1.2	7,811,732
Building Products	1.0	6,836,379
Capital Markets	0.6	3,944,574
Chemicals	2.5	16,196,053
Commercial Banks	8.4	54,996,314
Commercial Services & Supplies	1.9	12,525,046
Communications Equipment	0.9	5,978,681
Computers & Peripherals	0.9	5,950,585
Construction & Engineering	2.1	13,762,971
Containers & Packaging	0.7	4,342,667
Diversified Financial Services	0.7	4,359,232
Diversified Telecommunication Services	5.2	34,014,041
Electric Utilities	3.5	23,063,345
Electrical Equipment	2.6	16,688,795
Electronic Equipment, Instruments & Components	2.1	13,627,678
Energy Equipment & Services	1.2	7,965,617
Food & Staples Retailing	2.5	16,583,381
Food Products	0.3	1,848,225
Gas Utilities	0.3	1,770,984
Health Care Equipment & Supplies	0.5	3,494,884
Health Care Providers & Services	0.2	1,441,263
Hotels, Restaurants & Leisure	0.9	6,122,376
Household Durables	2.0	13,062,683
Industrial Conglomerates	0.5	3,524,421
Insurance	4.5	29,267,046
IT Services	0.7	4,360,262
Leisure Equipment & Products	0.6	4,014,659
Life Sciences Tools & Services	0.2	1,184,523
Machinery	1.5	9,590,403
Marine	0.2	1,241,565
Media	2.5	16,321,417
Metals & Mining	7.7	50,419,198
Multiline Retail	0.7	4,471,973
Office Electronics	0.8	5,256,901
Oil, Gas & Consumable Fuels	9.5	61,806,877
Personal Products	0.7	4,853,687
Pharmaceuticals	5.8	38,104,570
Professional Services	0.2	1,141,777
Real Estate Investment Trusts (REITs)	1.4	9,143,815
Real Estate Management & Development	0.9	5,678,837
Road & Rail	0.8	5,515,699
Semiconductors & Semiconductor Equipment	1.1	7,062,427
Software	0.6	3,658,235
Specialty Retail	0.6	3,984,080
Textiles, Apparel & Luxury Goods	0.6	3,709,580
Tobacco	1.7	10,864,912
Trading Companies & Distributors	1.7	10,984,389
Transportation Infrastructure	0.8	5,113,990
Water Utilities	0.2	1,563,597
Wireless Telecommunication Services	3.0	19,501,598
Other(1)	7.5	48,534,385

Total		$690,736,195

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At Jan. 31, 2011, $152,416 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

Dow Jones EURO STOXX 50 Index	52	$2,106,704	March 2011	$77,955	$—
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Feb. 7, 2011	734,910	94,256	$—	$(6)
		(HKD)	(USD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	15,962,000	15,848,934	—	(90,610)
		(CAD)	(USD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	7,334,000	10,196,900	160,243	—
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	1,256,062	15,128,763	—	(173,008)
		(JPY)	(USD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	260,751,000	3,217,639	41,082	—
		(JPY)	(USD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	6,655,818	6,901	212,244	—
		(USD)	(AUD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	10,272,393	10,287,000	—	(34,491)
		(USD)	(AUD)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	16,769,745	16,232,000	424,636	—
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	1,008,342	628,000	—	(2,852)
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	Feb. 15, 2011	11,854,989	79,349,000	439,769	—
		(USD)	(SEK)

J.P. Morgan Securities, Inc.	May 16, 2011	1,838,000	1,849,355	17,814	—
		(CAD)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	38,853,000	50,285,107	—	(2,823,899)
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	May 16, 2011	11,461,569	11,105,000	311,631	—
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	May 16, 2011	6,610,795	4,247,000	183,850	—
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	May 16, 2011	16,500,873	99,029,000	546,151	—
		(USD)	(NOK)

J.P. Morgan Securities, Inc.	May 16, 2011	7,938,161	10,548,000	134,002	—
		(USD)	(NZD)

J.P. Morgan Securities, Inc.	May 16, 2011	6,577,798	45,269,000	408,241	—
		(USD)	(SEK)

Total				$2,879,663	$(3,124,866)

Notes to Portfolio of Investments

ADR	— American Depositary Receipt

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— European Monetary Unit

GBP	— British Pound Sterling

GDR	— Global Depositary Receipt

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.350%)

Security description	Value (a)

Archer Daniels	$11,143
Australia & New Zealand Bank Group	82,585
Banco Bilbao Vizcaya	95,406
BP Capital Markets PLC	149,518
BPCE	197,945
Caisse Centrale	169,963
Danske Corp	200,468
Electricite De France	217,374
Erste Finance (De) LLC	165,925
Export Development Corp	59,982
Golden Funding Corp	10,799
International Business Mach Corp	13,398
John Deere Capital Co	9,950
John Deere Credit Ltd	12,000
Kells Funding LLC	141,921
Prudential PLC	53,851
Royal Park Investments	147,837
Santander	199,000
Silver Tower US Fund	70,990
Societe Generale	709,984
Swedbank	299,992
Wal-Mart Stores Inc	129,969

Total market value of collateral securities	$3,150,000

Barclays Capital, Inc. (0.350%)

Security description	Value (a)

Archer Daniels	$7,429
Australia & New Zealand Bank Group	55,057
Banco Bilbao Vizcaya	63,604
BP Capital Markets PLC	99,679
BPCE	131,963
Caisse Centrale	113,309
Danske Corp	133,645
Electricite De France	144,916
Erste Finance (De) LLC	110,617
Export Development Corp	39,987
Golden Funding Corp	7,199
International Business Mach Corp	8,932
John Deere Capital Co	6,633
John Deere Credit Ltd	8,000
Kells Funding LLC	94,614
Prudential PLC	35,900
Royal Park Investments	98,558
Santander	132,667
Silver Tower US Fund	47,327
Societe Generale	473,323
Swedbank	199,995
Wal-Mart Stores Inc	86,646

Total market value of collateral securities	$2,100,000

Barclays Capital, Inc. (0.350%)

Security description	Value (a)

Archer Daniels	$33,431
Australia & New Zealand Bank Group	247,754
Banco Bilbao Vizcaya	286,219
BP Capital Markets PLC	448,555
BPCE	593,834
Caisse Centrale	509,890
Danske Corp	601,403
Electricite De France	652,123
Erste Finance (De) LLC	497,775
Export Development Corp	179,946
Golden Funding Corp	32,398
International Business Mach Corp	40,193
John Deere Capital Co	29,850
John Deere Credit Ltd	35,999
Kells Funding LLC	425,762
Prudential PLC	161,552
Royal Park Investments	443,510
Santander	597,000
Silver Tower US Fund	212,971
Societe Generale	2,129,953
Swedbank	899,976
Wal-Mart Stores Inc	389,906

Total market value of collateral securities	$9,450,000

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$23,768
Fannie Mae REMICS	1,746,946
Fannie Mae Whole Loan	41,064
Fannie Mae-Aces	3,261
Freddie Mac Reference REMIC	158,131
Freddie Mac REMICS	2,524,635
Government National Mortgage Association	602,195

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$4,970,214

Total market value of collateral securities	$4,970,214

Merrill Lynch Pierce Fenner & Smith, Inc. (0.220%)

Security description	Value (a)

Fannie Mae Pool	$3,617,583
Freddie Mac Gold Pool	1,482,417

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.400%)

Security description	Value (a)

Atlantis One Funding Corp	$15,127
Cancara Asset Securitization Ltd	55,904
Fannie Mae Pool	3,332,299
Google Inc	693,698
Gotham Funding Corp	389,674
LMA LMA Americas	71,986
Romulus Funding Corp	58,457
Scaldis & Scaldis	534,846

Total market value of collateral securities	$5,151,991

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$152,694
Fannie Mae REMICS	158,474
Federal Farm Credit Bank	15,932
Federal Home Loan Banks	9,311
Federal Home Loan Mortgage Corp	1,338
Federal National Mortgage Association	4,650
Freddie Mac Gold Pool	41,961
Freddie Mac Non Gold Pool	6,005
Freddie Mac REMICS	144,945
Ginnie Mae I Pool	26,063
Ginnie Mae II Pool	29,785
Government National Mortgage Association	427,714
United States Treasury Note/Bond	387
United States Treasury Strip Principal	741

Total market value of collateral securities	$1,020,000

(g)	Negligible market value.

(h)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $622,733,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$103,278,000
Unrealized depreciation	(35,275,000)

Net unrealized appreciation	$68,003,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$1,702,675	$10,555,036	$—	$12,257,711
Auto Components	2,260,303	12,511,229	—	14,771,532
Automobiles	2,729,855	13,714,768	—	16,444,623
Beverages	—	7,811,732	—	7,811,732
Building Products	—	6,836,379	—	6,836,379
Capital Markets	2,291,085	1,653,489	—	3,944,574
Chemicals	1,281,405	14,914,648	—	16,196,053
Commercial Banks	5,324,619	49,671,695	—	54,996,314
Commercial Services & Supplies	—	12,525,046	—	12,525,046
Communications Equipment	3,432,036	2,546,645	—	5,978,681
Computers & Peripherals	—	5,950,585	—	5,950,585
Construction & Engineering	—	13,762,971	—	13,762,971
Containers & Packaging	—	4,342,667	—	4,342,667
Diversified Financial Services	—	4,359,232	—	4,359,232
Diversified Telecommunication Services	5,242,570	28,771,471	—	34,014,041
Electric Utilities	5,274,165	17,789,180	—	23,063,345
Electrical Equipment	—	16,558,162	—	16,558,162
Electronic Equipment, Instruments & Components	—	13,627,678	—	13,627,678
Energy Equipment & Services	2,056,937	5,908,680	—	7,965,617
Food & Staples Retailing	—	16,583,381	—	16,583,381
Food Products	—	1,848,225	—	1,848,225
Gas Utilities	—	1,770,984	—	1,770,984
Health Care Equipment & Supplies	—	3,494,884	—	3,494,884
Health Care Providers & Services	—	1,441,263	—	1,441,263
Hotels, Restaurants & Leisure	—	6,122,376	—	6,122,376
Household Durables	—	13,062,683	—	13,062,683
Industrial Conglomerates	—	3,524,421	—	3,524,421
Insurance	2,602,214	26,664,832	—	29,267,046
IT Services	—	4,360,262	—	4,360,262
Leisure Equipment & Products	—	4,014,659	—	4,014,659
Life Sciences Tools & Services	—	1,184,523	—	1,184,523
Machinery	—	9,590,403	—	9,590,403
Marine	—	1,241,565	—	1,241,565
Media	731,730	15,589,687	—	16,321,417
Metals & Mining	19,055,527	31,363,671	—	50,419,198
Multiline Retail	—	4,471,973	—	4,471,973
Office Electronics	—	5,256,901	—	5,256,901
Oil, Gas & Consumable Fuels	24,812,658	36,994,219	—	61,806,877
Personal Products	—	4,853,687	—	4,853,687
Pharmaceuticals	—	38,104,570	—	38,104,570
Professional Services	—	1,141,777	—	1,141,777
Real Estate Investment Trusts (REITs)	1,916,114	7,227,701	—	9,143,815
Real Estate Management & Development	—	5,678,837	—	5,678,837
Road & Rail	—	5,515,699	—	5,515,699
Semiconductors & Semiconductor Equipment	—	7,062,427	—	7,062,427
Software	—	3,658,235	—	3,658,235
Specialty Retail	—	3,984,080	—	3,984,080
Textiles, Apparel & Luxury Goods	—	3,709,580	—	3,709,580
Tobacco	—	10,864,912	—	10,864,912
Trading Companies & Distributors	—	10,984,389	—	10,984,389
Transportation Infrastructure	—	5,113,990	—	5,113,990
Water Utilities	—	1,563,597	—	1,563,597
Wireless Telecommunication Services	4,743,262	14,758,336	—	19,501,598
Preferred Stocks
Electrical Equipment	—	130,633	—	130,633

Total Equity Securities	85,457,155	556,744,655	—	642,201,810

Other
Affiliated Money Market Fund(c)	5,662,898	—	—	5,662,898
Investments of Cash Collateral Received for Securities on Loan	—	42,871,487	—	42,871,487

Total Other	5,662,898	42,871,487	—	48,534,385

Investments in Securities	91,120,053	599,616,142	—	690,736,195
Derivatives(d)
Assets
Futures Contracts	77,955	—	—	77,955
Forward Foreign Currency Exchange Contracts	—	2,879,663	—	2,879,663
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,124,866)	—	(3,124,866)

Total	$91,198,008	$599,370,939	$—	$690,568,947

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $536,531,088.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Partners International Select Growth Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.8%)(c)

Issuer	Shares		Value(a)
Australia (2.0%)
Cochlear Ltd.	30,310		$2,331,878
Hastie Group Ltd.	448,597		458,688
SAI Global Ltd.	467,514		2,179,866
Seek Ltd.	60,000	(e)	399,877
UGL Ltd.	161,713		2,439,335

Total			7,809,644

Belgium (0.7%)
Eurofins Scientific	39,000		2,610,249

Bermuda (0.3%)
Textainer Group Holdings Ltd.	39,517	(e)	1,225,027

Brazil (3.2%)
Localiza Rent a Car SA	306,200		4,602,094
Mills Estruturas e Servicos de Engenharia SA	195,100		2,445,335
MRV Engenharia e Participacoes SA	220,000		1,861,162
Natura Cosmeticos SA	84,700		2,169,971
PDG Realty SA Empreendimentos e Participacoes	325,800		1,802,290

Total			12,880,852

Canada (5.6%)
AG Growth International, Inc.	37,700		1,890,460
Baytex Energy Corp. Unit	47,835	(e)	2,359,975
Black Diamond Group Ltd.	37,288		884,617
Bowood Energy, Inc.	270,000	(b)	161,822
Canacol Energy Ltd.	58,600	(b)	88,974
CCL Industries, Inc., Class B	84,783		2,797,305
DeeThree Exploration Ltd.	172,400	(b)	850,720
Eacom Timber Corp.	985,000	(b)	580,511
Guyana Goldfields, Inc.	110,000	(b)	949,356
Horizon North Logistics, Inc.	149,814	(b)	549,213
Ivanhoe Mines Ltd.	122,722	(b)	3,400,415
Madalena Ventures, Inc.	400,000	(b)	359,604
Onex Corp.	28,500		916,692
Pan Orient Energy Corp.	106,496	(b)	728,696
ShawCor Ltd., Class A	111,347		4,034,118
Sterling Resources Ltd.	175,000	(b)	767,406
Tahoe Resources, Inc.	36,400	(b)	492,314
Tesco Corp.	25,486	(b,e)	389,044
Westfire Energy Ltd.	3,900	(b)	31,166

Total			22,232,408

Issuer	Shares		Value(a)
Chile (0.5%)
Sociedad Quimica y Minera de Chile SA, ADR	35,421	(e)	1,894,315

China (5.0%)
51job, Inc., ADR	17,000	(b)	918,170
China Communications Services Corp., Ltd., Series H	2,931,000		1,796,831
China Xiniya Fashion Ltd., ADR	115,200	(b,e)	676,224
China Yurun Food Group Ltd.	794,200		2,592,402
Jiangsu Expressway Co., Ltd., Series H	2,386,000		2,573,404
Mindray Medical International Ltd., ADR	72,300	(e)	1,891,368
New Oriental Education & Technology Group, ADR	18,850	(b)	1,859,741
Noah Holdings Ltd., ADR	16,300	(b,e)	262,919
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	859,148		2,231,791
Sino-Ocean Land Holdings Ltd.	1,922,400		1,285,345
Zhaojin Mining Industry Co., Ltd., Series H	1,052,006		3,883,114

Total			19,971,309

Czech Republic (0.5%)
Komercni Banka AS	8,168		1,956,228

Denmark (1.1%)
Novozymes A/S, Series B	19,919		2,759,827
SimCorp A/S	10,000		1,524,082

Total			4,283,909

Egypt (—%)
Paints & Chemical Industry Co.	15,000		125,779

Finland (0.9%)
Poyry OYJ	120,053	(e)	1,465,349
Stockmann OYJ Abp, Series B	63,039	(e)	2,025,837

Total			3,491,186

France (4.0%)
Hi-Media SA	108,104	(b,e)	587,409
Mersen	35,108		1,851,790
Neopost SA	39,289	(e)	3,553,104
Norbert Dentressangle SA	14,000		1,475,459
Pierre & Vacances	22,000	(e)	1,929,038
Rubis	18,600		2,160,097
Saft Groupe SA	58,600		2,220,009
Teleperformance	45,700		1,644,071
Toreador Resources Corp.	26,000	(b)	412,880

Total			15,833,857

Germany (3.6%)
CTS Eventim AG	34,696		2,222,459
Deutsche Beteiligungs AG	22,886		651,541
ElringKlinger AG	35,200		1,127,299
Rational AG	7,793		1,592,476
Rheinmetall AG	35,700		3,059,905
Rhoen Klinikum AG	71,600		1,667,103
Vossloh AG	15,880	(e)	1,961,987
Wirecard AG	138,141		2,216,795

Total			14,499,565

Issuer	Shares		Value(a)
Greece (0.4%)
Intralot SA-Integrated Lottery Systems & Services	421,500		1,447,678

Hong Kong (3.6%)
China Green Holdings Ltd.	2,315,700	(e)	2,276,571
FU JI Food and Catering Services Holdings Ltd.	677,000	(b,e,f,g)	3,473
Hong Kong Exchanges and Clearing Ltd.	50,000		1,152,108
Lifestyle International Holdings Ltd.	1,443,227		3,604,190
Melco Crown Entertainment Ltd., ADR	456,000	(b,e)	3,538,561
REXLot Holdings Ltd.	15,634,326		1,691,700
SA SA International Holdings Ltd.	2,200,000		1,205,589
Wasion Group Holdings Ltd.	1,916,302		1,006,925

Total			14,479,117

India (3.1%)
Asian Paints Ltd.	25,500		1,437,176
Housing Development Finance Corp.	75,000		1,030,163
Infrastructure Development Finance Co., Ltd.	366,600		1,183,638
Jain Irrigation Systems Ltd.	504,540		2,111,342
Manappuram General Finance & Leasing Ltd.	341,000		862,338
Mundra Port and Special Economic Zone Ltd.	336,700		1,035,430
Patel Engineering Ltd.	148,500		752,880
REI Agro Ltd.	2,057,800		1,212,953
S Kumars Nationwide Ltd.	660,100	(b)	949,389
Shriram Transport Finance Co., Ltd.	119,400		1,789,921

Total			12,365,230

Ireland (0.9%)
Paddy Power PLC	30,142		1,191,455
United Drug PLC	866,652		2,560,517

Total			3,751,972

Israel (0.8%)
Israel Chemicals Ltd.	188,278		2,968,137
SodaStream International Ltd.	1,800	(b,e)	77,382

Total			3,045,519

Italy (2.7%)
Ansaldo STS SpA	135,700		2,056,136
CIR — Compagnie Industriali Riunite SpA	661,500	(b)	1,394,735
Credito Emiliano SpA	291,997		2,072,854
Geox SpA	164,700	(e)	834,712
Terna Rete Elettrica Nazionale SpA	282,300		1,232,581
Tod’s SpA	29,500	(e)	3,022,478

Total			10,613,496

Japan (16.8%)
Advance Residence Investment Corp.	1,450		3,051,985
Aeon Delight Co., Ltd.	120,238		2,226,706
Aeon Mall Co., Ltd.	58,974		1,546,029
Ain Pharmaciez, Inc.	46,092		1,660,424
Asahi Diamond Industrial Co., Ltd.	69,000	(e)	1,382,499
Asics Corp.	191,620		2,550,711

Issuer	Shares		Value(a)
Benesse Holdings, Inc.	27,943		1,252,187
Daiseki Co., Ltd.	80,729		1,521,816
Fukuoka REIT Co.	185		1,392,592
Glory Ltd.	63,662		1,522,399
Gree, Inc.	109,000		1,749,798
Hamamatsu Photonics KK	46,254		1,695,211
Hoshizaki Electric Co., Ltd.	91,800		1,734,677
Ibiden Co., Ltd.	48,644		1,646,373
Icom, Inc.	43,958	(e)	1,204,550
Japan Airport Terminal Co., Ltd.	76,572		1,147,859
Jupiter Telecommunications Co., Ltd.	1,639		1,675,978
Kakaku.com, Inc.	153		864,199
Kamigumi Co., Ltd.	213,394		1,791,734
Kansai Paint Co., Ltd.	492,100		5,061,883
Kintetsu World Express, Inc.	59,351		1,642,823
Kuraray Co., Ltd.	109,000		1,532,219
Makita Corp.	34,385		1,488,531
Miura Co., Ltd.	39,750		1,102,691
Mori Hills REIT Investment Corp.	100		342,307
Nakanishi, Inc.	18,562		1,928,272
Nippon Sheet Glass Co., Ltd.	491,000		1,275,875
Orix JREIT, Inc.	417		2,588,311
Osaka Securities Exchange Co., Ltd.	332		1,693,593
Pigeon Corp.	31,700	(e)	967,176
Rohto Pharmaceutical Co., Ltd.	57,885		665,007
Seven Bank Ltd.	1,370	(e)	3,096,476
Shimadzu Corp.	106,100		839,443
Sintokogio Ltd.	35,500		356,665
Start Today Co., Ltd.	157,800	(e)	2,431,343
Suruga Bank Ltd.	118,495		1,107,143
Tamron Co., Ltd.	48,999		998,972
Torishima Pump Manufacturing Co., Ltd.	63,363	(e)	1,259,691
Tsumura & Co.	51,404	(e)	1,616,165
Ushio, Inc.	74,939		1,518,452
Wacom Co., Ltd.	1,359		2,263,359

Total			67,394,124

Luxembourg (0.6%)
GlobeOp Financial Services SA	94,600		574,084
L’Occitane International SA	683,000	(b)	1,829,046

Total			2,403,130

Malaysia (0.2%)
PureCircle Ltd.	249,048	(b)	637,789

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	37,200		1,944,816

Mongolia (0.7%)
Mongolian Mining Corp.	2,013,800	(b,e)	2,701,770

Netherlands (6.8%)
Aalberts Industries NV	143,972		2,842,437
Arcadis NV	88,522		2,068,077
Core Laboratories NV	14,084	(e)	1,285,306

Issuer	Shares		Value(a)
Fugro NV-CVA	49,733		4,002,870
Gemalto NV	28,000		1,414,092
Imtech NV	125,452		4,606,458
Koninklijke Vopak NV	71,064		3,433,213
Koninklijke Ten Cate NV	80,799		2,872,255
Unit 4 NV	96,150		3,162,124
USG People NV	69,000	(b)	1,453,626

Total			27,140,458

Norway (0.1%)
Atea ASA	24,900		245,501

Portugal (0.7%)
Banco Comercial Portugues SA, Series R	1,499,857	(e)	1,203,790
REN — Redes Energeticas Nacionais SA	494,700		1,727,847

Total			2,931,637

Russia (0.6%)
Mail.ru Group Ltd., GDR	66,800	(b,d,f)	2,378,080

Singapore (4.5%)
Ascendas Real Estate Investment Trust	1,302,649		2,139,638
CDL Hospitality Trusts	1,497,400		2,468,246
Goodpack Ltd.	799,000		1,375,459
Mapletree Industrial Trust	2,200,000		1,840,500
Mapletree Logistics Trust	4,080,800		2,990,166
Olam International Ltd.	2,280,000		5,455,063
Singapore Exchange Ltd.	260,000	(e)	1,727,746

Total			17,996,818

South Africa (2.4%)
Adcock Ingram Holdings Ltd.	131,300		1,031,741
Mr Price Group Ltd.	299,484		2,370,164
Naspers Ltd., Series N	72,038		3,752,098
Northam Platinum Ltd.	376,500	(e)	2,258,798

Total			9,412,801

South Korea (1.8%)
MegaStudy Co., Ltd.	8,200		1,387,146
NHN Corp.	19,800	(b)	3,532,182
Woongjin Coway Co., Ltd.	75,400		2,349,944

Total			7,269,272

Spain (0.5%)
Red Electrica Corp. SA	37,700		1,918,170

Sweden (2.6%)
East Capital Explorer AB	76,694	(b)	1,055,435
Hexagon AB, Series B	285,182		6,126,448
Orc Software AB	47,300	(e)	883,435
Sweco AB, Series B	253,211		2,355,451

Total			10,420,769

Issuer	Shares		Value(a)
Switzerland (3.3%)
Aryzta AG	20,758		902,065
Bank Sarasin & Cie AG, Series B	46,824		2,152,486
Geberit AG	12,055		2,545,645
Kuehne & Nagel International AG	21,171		2,737,409
Partners Group Holding AG	12,050		2,087,400
Sika AG	1,213		2,658,430

Total			13,083,435

Taiwan (1.8%)
Everlight Electronics Co., Ltd.	496,410		1,503,274
Formosa International Hotels Corp.	103,808		1,799,418
Simplo Technology Co., Ltd.	469,200		3,311,270
St. Shine Optical Co., Ltd.	37,300		470,933

Total			7,084,895

Thailand (0.2%)
Home Product Center PCL	2,766,800		740,433

United Kingdom (7.1%)
Abcam PLC	223,065		1,200,989
Archipelago Resources PLC	1,869,380	(b)	1,920,208
Chemring Group PLC	65,900		3,551,912
Cobham PLC	606,010		2,034,407
Flybe Group PLC	157,400	(b)	806,492
Intertek Group PLC	130,300		3,623,787
Jardine Lloyd Thompson Group PLC	107,800		1,095,210
Micro Focus International PLC	142,800		939,301
Petropavlovsk PLC	128,700		2,108,557
Premier Oil PLC	38,500	(b)	1,249,491
Rotork PLC	46,603		1,223,301
RPS Group PLC	310,980		1,036,251
Serco Group PLC	436,063		3,846,878
Smith & Nephew PLC	81,353		907,537
Tullow Oil PLC	46,681		992,740
Workspace Group PLC	4,217,400		1,721,989

Total			28,259,050

United States (3.7%)
Alexion Pharmaceuticals, Inc.	26,770	(b,e)	2,243,862
Atwood Oceanics, Inc.	87,249	(b,e)	3,526,604
BioMarin Pharmaceutical, Inc.	79,877	(b)	2,030,473
Bristow Group, Inc.	26,264	(b,e)	1,352,333
Central European Distribution Corp.	58,230	(b,e)	1,335,796
FMC Technologies, Inc.	21,366	(b)	2,008,404
World Fuel Services Corp.	61,875	(e)	2,322,788

Total			14,820,260

Total Common Stocks (Cost: $302,242,251)			$373,300,548

Preferred Stocks (0.8%)(c)

Issuer	Shares	Value(a)
Brazil
Suzano Papel e Celulose SA	386,525	$3,362,700

Total Preferred Stocks (Cost: $3,120,939)		$3,362,700

Warrants (—%)(c)

Issuer	Shares		Value(a)
Hong Kong
Henderson Land Development	20,000	(b)	$4,258

Total Warrants (Cost: $—)			$4,258

Money Market Fund (5.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	19,775,809	(h)	$19,775,809

Total Money Market Fund (Cost: $19,775,809)			$19,775,809

Investments of Cash Collateral Received for Securities on Loan (8.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.3%)
Rhein-Main Securitisation Ltd.
04-18-11	0.551%	$998,671	$998,671

Certificates of Deposit (1.0%)
Commerzbank AG
02-07-11	0.370	1,000,000	1,000,000
Credit Industrial et Commercial
02-22-11	0.395	1,000,000	1,000,000
United Overseas Bank Ltd.
02-22-11	0.340	2,000,000	2,000,000

Total			4,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.9%)(i)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $10,000,067	0.240%	$10,000,000	$10,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $6,278,351	0.220	6,278,313	6,278,313
Mizuho Securities USA, Inc. dated 01-31-11, matures 02-01-11, repurchase price $5,000,035	0.250	5,000,000	5,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $5,000,042	0.300	5,000,000	5,000,000
RBS Securities, Inc. dated 01-31-11, matures 02-01-11, repurchase price $1,500,015	0.350	1,500,000	1,500,000

Total			27,778,313

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $32,776,984)			$32,776,984

Total Investments in Securities
(Cost: $357,915,983)(j)			$429,220,299

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.4%	$5,586,319
Air Freight & Logistics	1.1	4,493,741
Airlines	0.2	806,492
Auto Components	0.3	1,127,299
Beverages	0.3	1,335,796
Biotechnology	1.4	5,475,324
Building Products	1.1	4,280,208
Capital Markets	1.6	6,209,781
Chemicals	4.6	18,437,766
Commercial Banks	2.4	9,436,491
Commercial Services & Supplies	2.5	10,065,481
Communications Equipment	0.3	1,204,550
Computers & Peripherals	1.8	6,988,721
Construction & Engineering	3.1	12,222,201
Consumer Finance	0.7	2,652,259
Containers & Packaging	0.7	2,797,305
Diversified Consumer Services	1.1	4,499,074
Diversified Financial Services	1.8	7,247,861
Diversified Telecommunication Services	0.5	1,796,831
Electric Utilities	0.8	3,150,751
Electrical Equipment	1.4	5,590,251
Electronic Equipment, Instruments & Components	1.7	6,691,226
Energy Equipment & Services	4.2	16,598,679
Food & Staples Retailing	1.8	7,115,487
Food Products	1.9	7,621,780
Gas Utilities	0.5	2,160,097
Health Care Equipment & Supplies	2.5	9,761,779
Health Care Providers & Services	1.1	4,227,620
Hotels, Restaurants & Leisure	2.9	11,601,323
Household Durables	1.5	6,090,778
Household Products	0.2	967,176
Industrial Conglomerates	1.1	4,454,640
Insurance	0.3	1,095,210
Internet & Catalog Retail	0.6	2,431,343
Internet Software & Services	2.1	8,524,259
IT Services	0.6	2,462,296
Leisure Equipment & Products	0.3	998,972
Life Sciences Tools & Services	0.7	2,610,249
Machinery	6.7	26,595,604
Marine	0.7	2,737,409
Media	2.1	8,237,944
Metals & Mining	4.4	17,714,532
Multiline Retail	1.4	5,630,027
Multi-Utilities	0.4	1,727,847
Office Electronics	0.9	3,553,104
Oil, Gas & Consumable Fuels	2.6	10,326,262
Paper	0.8	3,362,700
Personal Products	0.5	2,169,971
Pharmaceuticals	0.8	3,312,913
Professional Services	2.9	11,684,746
Real Estate Investment Trusts (REITs)	4.7	18,535,734
Real Estate Management & Development	0.7	2,835,632
Road & Rail	1.2	4,602,094
Software	1.6	6,508,942
Specialty Retail	1.5	6,145,232
Textiles, Apparel & Luxury Goods	2.7	10,905,769
Thrifts & Mortgage Finance	0.3	1,030,163
Trading Companies & Distributors	1.1	4,250,873
Transportation Infrastructure	3.5	13,982,592
Other (1)	13.2	52,552,793

Total		$429,220,299

(1)     Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Morgan Stanley	Feb. 1, 2011	5,278,920 (JPY)	63,740 (USD)	$—	$(567)

Morgan Stanley	Feb. 1, 2011	32,880 (SGD)	25,705 (USD)	—	(2)

Liquidnet, Inc.	Feb. 1, 2011	50,093 (USD)	49,823 (CAD)	—	(325)

Morgan Stanley	Feb. 1, 2011	57,952 (USD)	57,564 (CAD)	—	(452)

RBC Dain Raucher, Inc.	Feb. 1, 2011	56,562 (USD)	56,257 (CAD)	—	(367)

BNY Brokerage, Inc.	Feb. 1, 2011	223,310 (USD)	211,385 (CHF)	591	—

BNY Brokerage, Inc.	Feb. 1, 2011	3,050 (USD)	2,226 (EUR)	—	(3)

Morgan Stanley	Feb. 1, 2011	43,028 (USD)	3,563,565 (JPY)	383	—

Morgan Stanley	Feb. 1, 2011	30,177 (USD)	38,599 (SGD)	2	—

BNY Brokerage, Inc.	Feb. 1, 2011	181,058 (USD)	1,281,259 (ZAR)	—	(2,769)

State Street Bank & Trust Co.	Feb. 2, 2011	2,985,585 (JPY)	36,250 (USD)	—	(119)

Morgan Stanley	Feb. 2, 2011	75,195 (USD)	75,240 (CAD)	—	(38)

Morgan Stanley	Feb. 2, 2011	33,853 (USD)	24,919 (EUR)	254	—

Morgan Stanley	Feb. 2, 2011	14,084 (USD)	8,891 (GBP)	153	—

State Street Bank & Trust Co.	Feb. 2, 2011	412,873 (USD)	34,004,237 (JPY)	1,358	—

State Street Bank & Trust Co.	Feb. 2, 2011	349 (USD)	447 (SGD)	___*	—

State Street Bank & Trust Co.	Feb. 2, 2011	112,965 (USD)	799,622 (ZAR)	—	(1,696)

Morgan Stanley	Feb. 3, 2011	3,693,857 (JPY)	45,003 (USD)	5	—

ITG, Inc.	Feb. 3, 2011	153 (USD)	151 (CAD)	—	(1)

Morgan Stanley	Feb. 3, 2011	65,094 (USD)	65,172 (CAD)	7	—

UBS Securities	Feb. 3, 2011	29,485 (USD)	29,246 (CAD)	—	(271)

State Street Bank & Trust Co.	Feb. 3, 2011	16,625 (USD)	12,141 (EUR)	—	(7)

State Street Bank & Trust Co.	Feb. 3, 2011	998 (USD)	623 (GBP)	—	(1)

Morgan Stanley	Feb. 3, 2011	83,985 (USD)	6,893,509 (JPY)	—	(10)

BNY Brokerage, Inc.	Feb. 3, 2011	63,108 (USD)	444,250 (ZAR)	—	(1,300)

Morgan Stanley	Feb. 4, 2011	46,665 (USD)	335,052 (ZAR)	—	(57)

Morgan Stanley	Feb. 7, 2011	26,793 (SGD)	20,932 (USD)	—	(16)

Morgan Stanley	Feb. 7, 2011	7,245 (USD)	9,274 (SGD)	6	—

State Street Bank & Trust Co.	Feb. 7, 2011	228,242 (USD)	1,638,324 (ZAR)	—	(267)

Total				$2,759	$(8,268)

*	Rounds to less than $1.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
JPY — Japanese Yen
SGD — Singapore Dollar
ZAR — South African Rand
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $2,378,080 or 0.60% of net assets.

(e)	At Jan. 31, 2011, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2011 was $2,381,553, representing 0.60% of net assets. Information concerning such security holdings at Jan. 31, 2011 was as follows:

	Acquisition
Security	dates	Cost

FU JI Food and Catering Services Holdings Ltd.	03-02-07 thru 10-15-08	$1,567,164
Mail.ru Group Ltd., GDR	11-05-10 thru 12-31-10	2,358,219
(g)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$519,549
Fannie Mae Pool	2,222,190
Fannie Mae Principal Strip	21,597
Fannie Mae REMICS	656,847
Fannie Mae Whole Loan	36,177
Federal Farm Credit Bank	147,032
Federal Home Loan Banks	894,691
Federal Home Loan Mortgage Corp	245,476
Federal National Mortgage Association	630,042
FHLMC Structured Pass Through Securities	242,186
Freddie Mac Coupon Strips	328
Freddie Mac Non Gold Pool	938,761
Freddie Mac Reference REMIC	5,459
Freddie Mac REMICS	294,860
Freddie Mac Strips	78,611
Ginnie Mae I Pool	462,038
Ginnie Mae II Pool	939,751
Government National Mortgage Association	457,785
United States Treasury Inflation Indexed Bonds	151,100
United States Treasury Note/Bond	192,453
United States Treasury Strip Coupon	914,087
United States Treasury Strip Principal	149,002

Total market value of collateral securities	$10,200,022

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$6,403,879

Total market value of collateral securities	$6,403,879

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,609
Fannie Mae Pool	1,058,594
Fannie Mae REMICS	810,889
Fannie Mae Whole Loan	43,185
FHLMC Structured Pass Through Securities	37,365
Freddie Mac Gold Pool	239,026
Freddie Mac Non Gold Pool	23,360
Freddie Mac REMICS	333,874
Ginnie Mae I Pool	2,026,605
Ginnie Mae II Pool	3,658
Government National Mortgage Association	513,835

Total market value of collateral securities	$5,100,000

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$763,472
Fannie Mae REMICS	792,371
Federal Farm Credit Bank	79,662
Federal Home Loan Banks	46,557
Federal Home Loan Mortgage Corp	6,688
Federal National Mortgage Association	23,251
Freddie Mac Gold Pool	209,802
Freddie Mac Non Gold Pool	30,026
Freddie Mac REMICS	724,727
Ginnie Mae I Pool	130,313
Ginnie Mae II Pool	148,923
Government National Mortgage Association	2,138,569
United States Treasury Note/Bond	1,933
United States Treasury Strip Principal	3,706

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Amortizing Residential Collateral Trust	$54,648
Ginnie Mae I Pool	779,879
Ginnie Mae II Pool	315,350
GS Mortgage Securities Corp II	50,027
HSBC Home Equity Loan Trust	138,374
Merrill Lynch/Countrywide Commercial Mortgage Trust	152,505
Renaissance Home Equity Loan Trust	18,801
Structured Asset Investment Loan Trust	11,263
Wells Fargo Home Equity Trust	21,947

Total market value of collateral securities	$1,542,794

(j)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $357,916,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$78,852,000
Unrealized depreciation	(7,548,000)

Net unrealized appreciation	$71,304,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$5,586,319	$—	$5,586,319
Air Freight & Logistics	—	4,493,741	—	4,493,741
Airlines	—	806,492	—	806,492
Auto Components	—	1,127,299	—	1,127,299
Biotechnology	4,274,335	1,200,989	—	5,475,324
Building Products	—	4,280,208	—	4,280,208
Capital Markets	262,919	5,946,862	—	6,209,781
Chemicals	1,894,315	16,543,451	—	18,437,766
Commercial Banks	—	9,436,491	—	9,436,491
Commercial Services & Supplies	1,433,830	8,631,651	—	10,065,481
Communications Equipment	—	1,204,550	—	1,204,550
Computers & Peripherals	—	6,988,721	—	6,988,721
Construction & Engineering	—	12,222,201	—	12,222,201
Consumer Finance	—	2,652,259	—	2,652,259
Diversified Consumer Services	1,859,741	2,639,333	—	4,499,074
Diversified Financial Services	916,692	6,331,169	—	7,247,861
Diversified Telecommunication Services	—	1,796,831	—	1,796,831
Electric Utilities	—	3,150,751	—	3,150,751
Electrical Equipment	—	5,590,251	—	5,590,251
Electronic Equipment, Instruments & Components	—	6,691,226	—	6,691,226
Energy Equipment & Services	12,595,809	4,002,870	—	16,598,679
Food & Staples Retailing	—	7,115,487	—	7,115,487
Food Products	—	7,621,780	—	7,621,780
Gas Utilities	—	2,160,097	—	2,160,097
Health Care Equipment & Supplies	1,891,368	7,870,411	—	9,761,779
Health Care Providers & Services	—	4,227,620	—	4,227,620
Hotels, Restaurants & Leisure	3,538,561	8,059,289	3,473	11,601,323
Household Durables	3,740,834	2,349,944	—	6,090,778
Household Products	—	967,176	—	967,176
Industrial Conglomerates	—	4,454,640	—	4,454,640
Insurance	—	1,095,210	—	1,095,210
Internet & Catalog Retail	—	2,431,343	—	2,431,343
Internet Software & Services	—	8,524,259	—	8,524,259
IT Services	—	2,462,296	—	2,462,296
Leisure Equipment & Products	—	998,972	—	998,972
Life Sciences Tools & Services	—	2,610,249	—	2,610,249
Machinery	1,890,460	24,705,144	—	26,595,604
Marine	—	2,737,409	—	2,737,409
Media	—	8,237,944	—	8,237,944
Metals & Mining	4,842,085	12,872,447	—	17,714,532
Multiline Retail	—	5,630,027	—	5,630,027
Multi-Utilities	—	1,727,847	—	1,727,847
Office Electronics	—	3,553,104	—	3,553,104
Oil, Gas & Consumable Fuels	8,084,031	2,242,231	—	10,326,262
Pharmaceuticals	—	3,312,913	—	3,312,913
Professional Services	918,170	10,766,576	—	11,684,746
Real Estate Investment Trusts (REITs)	—	18,535,734	—	18,535,734
Real Estate Management & Development	—	2,831,374	—	2,831,374
Software	—	6,508,942	—	6,508,942
Specialty Retail	—	6,145,232	—	6,145,232
Textiles, Apparel & Luxury Goods	676,224	10,229,545	—	10,905,769
Thrifts & Mortgage Finance	—	1,030,163	—	1,030,163
Transportation Infrastructure	1,944,816	12,037,776	—	13,982,592
All Other Industries	15,156,039	—	—	15,156,039
Preferred Stocks	3,362,700	—	—	3,362,700
Warrants
Real Estate Management & Development	—	4,258	—	4,258

Total Equity Securities	69,282,929	307,381,104	3,473	376,667,506

Other
Affiliated Money Market Fund(c)	19,775,809	—	—	19,775,809
Investments of Cash Collateral Received for Securities on Loan	—	32,776,984	—	32,776,984

Total Other	19,775,809	32,776,984	—	52,552,793

Investments in Securities	89,058,738	340,158,088	3,473	429,220,299
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,759	—	2,759
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,268)	—	(8,268)

Total	$89,058,738	$340,152,579	$3,473	$429,214,790

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $272,727,387.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2010	$3,494
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(21)
Sales	—
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Jan. 31, 2011	$3,473

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2011 was $21.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource Partners International Small Cap Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.0%)(c)

Issuer	Shares		Value(a)
Australia (2.0%)
Cochlear Ltd.	10,550		$811,657
Hastie Group Ltd.	161,432	(d)	165,063
SAI Global Ltd.	166,025	(d)	774,121
Seek Ltd.	22,000		146,621
UGL Ltd.	57,276		863,971

Total			2,761,433

Belgium (0.6%)
Eurofins Scientific	12,000		803,153

Bermuda (0.3%)
Textainer Group Holdings Ltd.	13,103		406,193

Brazil (3.3%)
Localiza Rent a Car SA	110,000		1,653,267
Mills Estruturas e Servicos de Engenharia SA	69,200		867,335
MRV Engenharia e Participacoes SA	80,000		676,786
Natura Cosmeticos SA	30,100		771,147
PDG Realty SA Empreendimentos e Participacoes	115,360		638,159

Total			4,606,694

Canada (5.8%)
AG Growth International, Inc.	14,042	(d)	704,134
Baytex Energy Corp. Unit	17,400	(d)	858,443
Black Diamond Group Ltd.	10,900	(d)	258,591
Bowood Energy, Inc.	95,000	(b)	56,937
Canacol Energy Ltd.	20,800	(b)	31,581
CCL Industries, Inc., Class B	29,977		989,052
DeeThree Exploration Ltd.	63,100	(b)	311,372
Eacom Timber Corp.	266,893	(b,d)	157,294
Guyana Goldfields, Inc.	28,900	(b)	249,422
Horizon North Logistics, Inc.	47,600	(b)	174,500
Ivanhoe Mines Ltd.	40,290	(b)	1,116,332
Madalena Ventures, Inc.	140,000	(b)	125,862
Onex Corp.	10,400		334,512
Pan Orient Energy Corp.	31,600	(b)	216,222
ShawCor Ltd., Class A	39,450		1,429,279
Sterling Resources Ltd.	65,000	(b)	285,036
Tahoe Resources, Inc.	54,500	(b)	737,118
Tesco Corp.	6,919	(b)	105,619
Value Creation, Inc.	58,000	(b,e,g)	57,936
Westfire Energy Ltd.	1,100	(b)	8,790

Total			8,208,032

Chile (0.5%)
Sociedad Quimica y Minera de Chile SA, ADR	12,399		663,099

Issuer	Shares		Value(a)
China (5.1%)
51job, Inc., ADR	6,000	(b)	324,060
China Communications Services Corp., Ltd., Series H	1,038,000		636,339
China Xiniya Fashion Ltd., ADR	40,700	(b,d)	238,909
China Yurun Food Group Ltd.	281,700		919,515
Jiangsu Expressway Co., Ltd., Series H	847,000		913,526
Mindray Medical International Ltd., ADR	26,350	(d)	689,316
New Oriental Education & Technology Group, ADR	6,450	(b)	636,356
Noah Holdings Ltd., ADR	6,000	(b)	96,780
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	308,190		800,579
Sino-Ocean Land Holdings Ltd.	689,500	(d)	461,010
Zhaojin Mining Industry Co., Ltd., Series H	414,271		1,529,137

Total			7,245,527

Czech Republic (0.5%)
Komercni Banka AS	2,946		705,564

Denmark (1.1%)
Novozymes A/S, Series B	7,061		978,319
SimCorp A/S	4,000		609,633

Total			1,587,952

Egypt (—%)
Paints & Chemical Industry Co.	2,901		24,326

Finland (0.9%)
Poyry OYJ	41,591		507,654
Stockmann OYJ Abp, Series B	22,313		717,056

Total			1,224,710

France (3.9%)
Hi-Media SA	39,600	(b,d)	215,176
Mersen	12,000		632,946
Neopost SA	13,943		1,260,936
Norbert Dentressangle SA	5,100		537,489
Pierre & Vacances	7,600	(d)	666,395
Rubis	6,300		731,646
Saft Groupe SA	21,300		806,932
Teleperformance	15,400		554,019
Toreador Resources Corp.	9,000	(b)	142,920

Total			5,548,459

Germany (3.6%)
CTS Eventim AG	12,083		773,979
Deutsche Beteiligungs AG	7,600		216,364
ElringKlinger AG	12,200		390,711
Rational AG	2,902		593,015
Rheinmetall AG	13,000		1,114,251
Rhoen Klinikum AG	26,210		610,262
Vossloh AG	5,250		648,642
Wirecard AG	48,900		784,715

Total			5,131,939

Greece (0.4%)
Intralot SA-Integrated Lottery Systems & Services	153,500		527,209

Issuer	Shares		Value(a)
Hong Kong (3.7%)
China Green Holdings Ltd.	845,700	(d)	831,410
Hong Kong Exchanges and Clearing Ltd.	18,000		414,759
Lifestyle International Holdings Ltd.	511,100		1,276,377
Melco Crown Entertainment Ltd., ADR	165,000	(b,d)	1,280,401
REXLot Holdings Ltd.	5,450,400		589,756
SA SA International Holdings Ltd.	800,000		438,396
Wasion Group Holdings Ltd.	678,900		356,729

Total			5,187,828

India (3.1%)
Asian Paints Ltd.	9,152		515,805
Housing Development Finance Corp.	27,000		370,859
Infrastructure Development Finance Co., Ltd.	132,000		426,187
Jain Irrigation Systems Ltd.	178,745		747,992
Manappuram General Finance & Leasing Ltd.	117,000		295,875
Mundra Port and Special Economic Zone Ltd.	119,500		367,490
Patel Engineering Ltd.	50,400		255,523
REI Agro Ltd.	755,000		445,029
S Kumars Nationwide Ltd.	221,400	(b)	318,429
Shriram Transport Finance Co., Ltd.	42,300		634,118

Total			4,377,307

Ireland (0.9%)
Paddy Power PLC	10,700		422,950
United Drug PLC	305,300		902,007

Total			1,324,957

Israel (0.8%)
Israel Chemicals Ltd.	66,649		1,050,698
SodaStream International Ltd.	600	(b,d)	25,794

Total			1,076,492

Italy (2.7%)
Ansaldo STS SpA	48,000		727,299
CIR — Compagnie Industriali Riunite SpA	235,000	(b)	495,484
Credito Emiliano SpA	102,200		725,506
Geox SpA	59,000	(d)	299,016
Terna Rete Elettrica Nazionale SpA	100,800		440,114
Tod’s SpA	10,400		1,065,551

Total			3,752,970

Japan (16.8%)
Advance Residence Investment Corp.	524		1,102,924
Aeon Delight Co., Ltd.	42,600		788,916
Aeon Mall Co., Ltd.	20,600		540,038
Ain Pharmaciez, Inc.	16,800		605,205
Asahi Diamond Industrial Co., Ltd.	23,100		462,837
Asics Corp.	69,200		921,142
Benesse Holdings, Inc.	9,603		430,332
Daiseki Co., Ltd.	27,200		512,745
Fukuoka REIT Co.	66		496,817
Glory Ltd.	23,200		554,799
Gree, Inc.	39,000		626,074
Hamamatsu Photonics KK	16,800		615,722
Hoshizaki Electric Co., Ltd.	31,800		600,900
Ibiden Co., Ltd.	16,900		571,986
Icom, Inc.	16,570	(d)	454,056
Japan Airport Terminal Co., Ltd.	28,000		419,736
Jupiter Telecommunications Co., Ltd.	570		582,860

Issuer	Shares		Value(a)
Kakaku.com, Inc.	68		384,089
Kamigumi Co., Ltd.	77,900		654,077
Kansai Paint Co., Ltd.	174,200		1,791,872
Kintetsu World Express, Inc.	20,600		570,203
Kuraray Co., Ltd.	39,000		548,225
Makita Corp.	11,998		519,395
Miura Co., Ltd.	13,300		368,951
Nakanishi, Inc.	6,300		654,461
Nippon Sheet Glass Co., Ltd.	176,000		457,340
Orix JREIT, Inc.	152		943,461
Osaka Securities Exchange Co., Ltd.	121		617,244
Pigeon Corp.	11,400		347,817
Rohto Pharmaceutical Co., Ltd.	20,000		229,769
Seven Bank Ltd.	484		1,093,938
Shimadzu Corp.	37,700		298,275
Sintokogio Ltd.	13,000		130,610
Start Today Co., Ltd.	55,800		859,752
Suruga Bank Ltd.	39,400		368,129
Tamron Co., Ltd.	16,200		330,279
Torishima Pump Manufacturing Co., Ltd.	23,800		473,157
Tsumura & Co.	18,700		587,936
Ushio, Inc.	24,600		498,458
Wacom Co., Ltd.	482		802,751

Total			23,817,278

Luxembourg (0.6%)
GlobeOp Financial Services SA	33,500		203,296
L’Occitane International SA	249,000	(b)	666,812

Total			870,108

Malaysia (0.1%)
PureCircle Ltd.	80,900	(b)	207,178

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	13,700		716,236

Mongolia (0.8%)
Mongolian Mining Corp.	791,800	(b)	1,062,301

Netherlands (6.8%)
Aalberts Industries NV	52,130		1,029,202
Arcadis NV	32,223		752,803
Core Laboratories NV	4,846		442,246
Fugro NV-CVA	17,583		1,415,206
Gemalto NV	10,000		505,033
Imtech NV	44,365		1,629,034
Koninklijke Vopak NV	24,647		1,190,736
Koninklijke Ten Cate NV	28,656		1,018,668
Unit 4 NV	34,052		1,119,882
USG People NV	24,478	(b)	515,679

Total			9,618,489

Norway (0.1%)
Atea ASA	8,900		87,749

Portugal (0.7%)
Banco Comercial Portugues SA, Series R	529,146	(d)	424,694
REN — Redes Energeticas Nacionais SA	171,600		599,350

Total			1,024,044

Issuer	Shares		Value(a)
Russia (0.5%)
Mail.ru Group Ltd., GDR	19,300	(b,e,f)	687,080

Singapore (4.6%)
Ascendas Real Estate Investment Trust	459,600		754,906
CDL Hospitality Trusts	546,000		900,001
Goodpack Ltd.	279,700		481,497
Mapletree Industrial Trust	800,000	(d)	669,273
Mapletree Logistics Trust	1,474,099		1,080,131
Olam International Ltd.	807,800		1,932,720
Singapore Exchange Ltd.	92,300	(d)	613,350

Total			6,431,878

South Africa (2.5%)
Adcock Ingram Holdings Ltd.	46,700		366,963
Mr Price Group Ltd.	106,099		839,684
Naspers Ltd., Series N	25,950		1,351,605
Northam Platinum Ltd.	151,000	(d)	905,919

Total			3,464,171

South Korea (1.8%)
MegaStudy Co., Ltd.	2,800		473,660
NHN Corp.	7,050	(b)	1,257,671
Woongjin Coway Co., Ltd.	27,390		853,647

Total			2,584,978

Spain (0.5%)
Red Electrica Corp. SA	13,700		697,054

Sweden (2.6%)
East Capital Explorer AB	24,500	(b)	337,160
Hexagon AB, Series B	101,026		2,170,300
Orc Software AB	17,800	(d)	332,455
Sweco AB, Series B	89,613		833,609

Total			3,673,524

Switzerland (3.2%)
Aryzta AG	6,750		293,330
Bank Sarasin & Cie AG, Series B	16,540		760,340
Geberit AG	4,293		906,550
Kuehne & Nagel International AG	7,674		992,248
Partners Group Holding AG	4,300		744,881
Sika AG	398		872,263

Total			4,569,612

Taiwan (1.8%)
Everlight Electronics Co., Ltd.	166,300		503,605
Formosa International Hotels Corp.	37,788		655,021
Simplo Technology Co., Ltd.	170,700		1,204,676
St. Shine Optical Co., Ltd.	13,200		166,657

Total			2,529,959

Thailand (0.2%)
Home Product Center PCL	1,000,000		267,614

Issuer	Shares		Value(a)
United Kingdom (7.0%)
Abcam PLC	77,305		416,213
Archipelago Resources PLC	582,036	(b)	597,862
Chemring Group PLC	22,900		1,234,276
Cobham PLC	217,246		729,306
Flybe Group PLC	63,000	(b)	322,802
Intertek Group PLC	46,104		1,282,204
Jardine Lloyd Thompson Group PLC	38,900		395,210
Micro Focus International PLC	50,590		332,768
Petropavlovsk PLC	45,600		747,087
Premier Oil PLC	14,000	(b)	454,360
Rotork PLC	15,511		407,154
RPS Group PLC	104,721		348,952
Serco Group PLC	154,486		1,362,851
Smith & Nephew PLC	28,389		316,695
Tullow Oil PLC	15,600		331,757
Workspace Group PLC	1,517,700		619,686

Total			9,899,183

United States (3.7%)
Alexion Pharmaceuticals, Inc.	9,481	(b)	794,697
Atwood Oceanics, Inc.	31,776	(b)	1,284,386
BioMarin Pharmaceutical, Inc.	28,081	(b)	713,819
Bristow Group, Inc.	8,880	(b)	457,231
Central European Distribution Corp.	21,159	(b)	485,387
FMC Technologies, Inc.	7,709	(b)	724,646
World Fuel Services Corp.	21,133		793,333

Total			5,253,499

Total Common Stocks (Cost: $112,780,481)			$132,625,779

Preferred Stocks (1.0%)

Issuer	Shares		Value(a)
Brazil (0.9%)
Suzano Papel e Celulose SA	136,918	(c)	$1,191,163

United States (0.1%)
Grubb & Ellis Co.
12.000% Convertible	2,200	(e)	195,602

Total Preferred Stocks (Cost: $1,593,731)			$1,386,765

Warrants (—%)

Issuer	Shares		Value(a)
United Kingdom (—%)
Titanium Asset Management Corp.	95,000	(b,c,e,g,h)	$—

United States (—%)
Rentech, Inc.	7,000	(b,e)	240

Total Warrants (Cost: $—)			$240

Money Market Fund (4.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	6,576,721	(i)	$6,576,721

Total Money Market Fund (Cost: $6,576,721)			$6,576,721

Investments of Cash Collateral Received for Securities on Loan (4.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(j)
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $6,091,946	0.220%	$6,091,909	$6,091,909

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,091,909)			$6,091,909

Total Investments in Securities (Cost: $127,042,842)(k)			$146,681,414

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of
Industry	net assets	Value(a)

Aerospace & Defense	1.4%	$1,963,582
Air Freight & Logistics	1.1	1,589,189
Airlines	0.2	322,802
Auto Components	0.3	390,711
Beverages	0.3	485,387
Biotechnology	1.4	1,924,729
Building Products	1.1	1,528,953
Capital Markets	1.6	2,213,461
Chemicals	4.6	6,444,607
Commercial Banks	2.4	3,317,831
Commercial Services & Supplies	2.4	3,446,555
Communications Equipment	0.3	454,056
Computers & Peripherals	1.8	2,512,460
Construction & Engineering	3.1	4,334,940
Consumer Finance	0.7	929,993
Containers & Packaging	0.7	989,052
Diversified Consumer Services	1.1	1,540,348
Diversified Financial Services	1.8	2,609,348
Diversified Telecommunication Services	0.5	636,339
Electric Utilities	0.8	1,137,168
Electrical Equipment	1.4	1,938,336
Electronic Equipment, Instruments & Components	1.7	2,346,317
Energy Equipment & Services	4.2	5,858,613
Food & Staples Retailing	1.8	2,537,925
Food Products	1.9	2,696,462
Gas Utilities	0.5	731,646
Health Care Equipment & Supplies	2.4	3,439,365
Health Care Providers & Services	1.1	1,512,269
Hotels, Restaurants & Leisure	2.9	4,141,732
Household Durables	1.6	2,194,386
Household Products	0.2	347,817
Industrial Conglomerates	1.1	1,609,735
Insurance	0.3	395,210
Internet & Catalog Retail	0.6	859,752
Internet Software & Services	2.1	2,954,914
IT Services	0.6	872,464
Leisure Equipment & Products	0.2	330,279
Life Sciences Tools & Services	0.6	803,153
Machinery	6.6	9,411,088
Marine	0.7	992,248
Media	2.1	2,923,620
Metals & Mining	4.8	6,945,178
Multiline Retail	1.4	1,993,433
Multi-Utilities	0.4	599,350
Office Electronics	0.9	1,260,936
Oil, Gas & Consumable Fuels	2.6	3,616,853
Other Industry	0.1	195,602
Paper	0.9	1,191,163
Personal Products	0.5	771,147
Pharmaceuticals	0.8	1,184,668
Professional Services	2.9	4,104,358
Real Estate Investment Trusts (REITs)	4.7	6,567,199
Real Estate Management & Development	0.7	1,001,048
Road & Rail	1.2	1,653,267
Software	1.7	2,394,738
Specialty Retail	1.6	2,212,506
Textiles, Apparel & Luxury Goods	2.7	3,861,715
Thrifts & Mortgage Finance	0.3	370,859
Trading Companies & Distributors	1.0	1,430,822
Transportation Infrastructure	3.5	4,989,100
Other(1)	9.0	12,668,630

Total		$146,681,414

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

		Currency to be	Currency to	Unrealized	Unrealized
Counterparty	Exchange date	delivered	be received	appreciation	depreciation

BNY Brokerage, Inc.	Feb. 1, 2011	4,598	6,300	$7	$—
		(EUR)	(USD)

Morgan Stanley	Feb. 1, 2011	1,854,036	22,386	—	(199)
		(JPY)	(USD)

Morgan Stanley	Feb. 1, 2011	13,684	10,698	—	(1)
		(SGD)	(USD)

Morgan Stanley	Feb. 1, 2011	20,574	20,436	—	(160)
		(USD)	(CAD)

BNY Brokerage, Inc.	Feb. 1, 2011	1,017	742	—	(1)
		(USD)	(EUR)

Morgan Stanley	Feb. 1, 2011	15,471	1,281,302	138	—
		(USD)	(JPY)

Morgan Stanley	Feb. 1, 2011	8,672	11,092	1	—
		(USD)	(SGD)

BNY Brokerage, Inc.	Feb. 1, 2011	64,376	455,556	—	(984)
		(USD)	(ZAR)

State Street Bank & Trust Co.	Feb. 2, 2011	1,114,812	13,536	—	(45)
		(JPY)	(USD)

Morgan Stanley	Feb. 2, 2011	27,330	27,347	—	(14)
		(USD)	(CAD)

Morgan Stanley	Feb. 2, 2011	12,126	8,926	91	—
		(USD)	(EUR)

Morgan Stanley	Feb. 2, 2011	5,281	3,334	57	—
		(USD)	(GBP)

State Street Bank & Trust Co.	Feb. 2, 2011	23,610	1,944,553	78	—
		(USD)	(JPY)

State Street Bank & Trust Co.	Feb. 2, 2011	40,345	285,579	—	(606)
		(USD)	(ZAR)

Morgan Stanley	Feb. 3, 2011	1,231,102	14,999	2	—
		(JPY)	(USD)

Morgan Stanley	Feb. 3, 2011	22,783	22,810	2	—
		(USD)	(CAD)

State Street Bank & Trust Co.	Feb. 3, 2011	6,045	4,415	—	(3)
		(USD)	(EUR)

Morgan Stanley	Feb. 3, 2011	29,378	2,411,308	—	(4)
		(USD)	(JPY)

BNY Brokerage, Inc.	Feb. 3, 2011	22,654	159,474	—	(467)
		(USD)	(ZAR)

Morgan Stanley	Feb. 4, 2011	15,819	113,577	—	(19)
		(USD)	(ZAR)

Morgan Stanley	Feb. 7, 2011	11,187	8,740	—	(7)
		(SGD)	(USD)

Morgan Stanley	Feb. 7, 2011	2,243	2,870	2	—
		(USD)	(SGD)

State Street Bank & Trust Co.	Feb. 7, 2011	80,788	579,896	—	(94)
		(USD)	(ZAR)

Total				$378	$(2,604)

Notes to Portfolio of Investments
ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Monetary Unit

GBP — British Pound Sterling

GDR — Global Depositary Receipt

JPY — Japanese Yen

SGD — Singapore Dollar

ZAR — South African Rand
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2011, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2011 was $940,858, representing 0.67% of net assets. Information concerning such security holdings at Jan. 31, 2011 was as follows:

	Acquisition
Security	dates	Cost

Grubb & Ellis Co.
12.000% Convertible	10-23-09	$220,000
Mail.ru Group Ltd., GDR	11-05-10 thru 12-31-10	662,850
Rentech, Inc.	04-20-07	—
Titanium Asset Management Corp.	06-13-07	—
Value Creation, Inc.	08-10-06 thru 04-30-07	591,585
(f)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $687,080 or 0.49% of net assets.

(g)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h)	Negligible market value.

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$6,213,747

Total market value of collateral securities	$6,213,747

(k)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $127,043,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,251,000
Unrealized depreciation	(3,613,000)

Net unrealized appreciation	$19,638,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$1,963,582	$—	$1,963,582
Air Freight & Logistics	—	1,589,189	—	1,589,189
Airlines	—	322,802	—	322,802
Auto Components	—	390,711	—	390,711
Biotechnology	1,508,516	416,213	—	1,924,729
Building Products	—	1,528,953	—	1,528,953
Capital Markets	96,780	2,058,745	57,936	2,213,461
Chemicals	663,099	5,781,508	—	6,444,607
Commercial Banks	—	3,317,831	—	3,317,831
Commercial Services & Supplies	433,091	3,013,464	—	3,446,555
Communications Equipment	—	454,056	—	454,056
Computers & Peripherals	—	2,512,460	—	2,512,460
Construction & Engineering	—	4,334,940	—	4,334,940
Consumer Finance	—	929,993	—	929,993
Diversified Consumer Services	636,357	903,991	—	1,540,348
Diversified Financial Services	334,512	2,274,836	—	2,609,348
Diversified Telecommunication Services	—	636,339	—	636,339
Electric Utilities	—	1,137,168	—	1,137,168
Electrical Equipment	—	1,938,336	—	1,938,336
Electronic Equipment, Instruments & Components	—	2,346,317	—	2,346,317
Energy Equipment & Services	4,443,407	1,415,206	—	5,858,613
Food & Staples Retailing	—	2,537,925	—	2,537,925
Food Products	—	2,696,462	—	2,696,462
Gas Utilities	—	731,646	—	731,646
Health Care Equipment & Supplies	689,316	2,750,049	—	3,439,365
Health Care Providers & Services	—	1,512,269	—	1,512,269
Hotels, Restaurants & Leisure	1,280,400	2,861,332	—	4,141,732
Household Durables	1,340,739	853,647	—	2,194,386
Household Products	—	347,817	—	347,817
Industrial Conglomerates	—	1,609,735	—	1,609,735
Insurance	—	395,210	—	395,210
Internet & Catalog Retail	—	859,752	—	859,752
Internet Software & Services	—	2,954,914	—	2,954,914
IT Services	—	872,464	—	872,464
Leisure Equipment & Products	—	330,279	—	330,279
Life Sciences Tools & Services	—	803,153	—	803,153
Machinery	704,134	8,706,954	—	9,411,088
Marine	—	992,248	—	992,248
Media	—	2,923,620	—	2,923,620
Metals & Mining	2,102,872	4,842,306	—	6,945,178
Multiline Retail	—	1,993,433	—	1,993,433
Multi-Utilities	—	599,350	—	599,350
Office Electronics	—	1,260,936	—	1,260,936
Oil, Gas & Consumable Fuels	2,830,496	786,117	—	3,616,613
Pharmaceuticals	—	1,184,668	—	1,184,668
Professional Services	324,060	3,780,298	—	4,104,358
Real Estate Investment Trusts (REITs)	—	6,567,199	—	6,567,199
Real Estate Management & Development	—	1,001,048	—	1,001,048
Software	—	2,394,738	—	2,394,738
Specialty Retail	—	2,212,506	—	2,212,506
Textiles, Apparel & Luxury Goods	238,909	3,622,806	—	3,861,715
Thrifts & Mortgage Finance	—	370,859	—	370,859
Transportation Infrastructure	716,236	4,272,864	—	4,989,100
All Other Industries	5,329,675	—	—	5,329,675
Preferred Stocks
Other Industry	—	195,602	—	195,602
All Other Industries	1,191,163	—	—	1,191,163
Warrants
Oil, Gas & Consumable Fuels	—	240	—	240

Total Equity Securities	24,863,762	109,091,086	57,936	134,012,784

Other
Affiliated Money Market Fund(c)	6,576,721	—	—	6,576,721
Investments of Cash Collateral Received for Securities on Loan	—	6,091,909	—	6,091,909

Total Other	6,576,721	6,091,909	—	12,668,630

Investments in Securities	31,440,483	115,182,995	57,936	146,681,414
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	378	—	378
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,604)	—	(2,604)

Total	$31,440,483	$115,180,769	$57,936	$146,679,188

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $96,565,886.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2010	$56,868
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	1,068
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Jan. 31, 2011	$57,936

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2011 was $1,068.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource International Managers Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date March 23, 2011